Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financial liabilities
Total non-current liabilities	€ 18,553	€ 19,647
Total current liabilities	7,914	7,323
Total non-current and current liabilities	26,467	26,970
Short term deposits pledged as security	500
Total loans
Financial liabilities
Total non-current liabilities	501	1,578
Total current liabilities	4,619	3,688
Secured bank loans
Financial liabilities
Total non-current liabilities	501	968
Total current liabilities	868	802
Short term deposits pledged as security	1,500	1,500
Other bank loans
Financial liabilities
Total current liabilities	406
Total non-current and current liabilities	406
Bank overdrafts
Financial liabilities
Total current liabilities	3,345	2,636
Municipal loans
Financial liabilities
Total non-current liabilities		610
Total current liabilities		250
Lease liabilities
Financial liabilities
Total non-current liabilities	18,052	18,069
Total current liabilities	3,295	3,635
Total non-current and current liabilities	€ 21,347	€ 21,704